Background and Basis of Presentation - Warranty Reserves (Details) - Other current liabilities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at the beginning of year	$ 9.7	$ 8.6	$ 8.2
Warranty expense	11.6	15.1	12.2
Warranty claims paid	(12.2)	(14.6)	(11.7)
Foreign currency translation adjustments	(0.4)	0.6	(0.1)
Balance at the end of year	$ 8.7	$ 9.7	$ 8.6